Note 41 - Provisions or reversal provisions (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 145,000,000	€ 127,000,000
Commitments and guarantees given	106,000,000	7,000,000
Pending legal issues and tax litigation	199,000,000	75,000,000
Other Provisions Or Reversal Provisions	90,000,000	51,000,000
Total Provisions	€ (541,000,000)	€ (261,000,000)